Ordinary Shares	12 Months Ended
Jun. 30, 2026
Ordinary Shares [Abstract]
ORDINARY SHARES

15. ORDINARY SHARES

On September 29, 2025, the Company entered into a definitive securities purchase agreement with an institutional investor for the purchase and sale of 8,064,516 ordinary shares, par value $0.0001 per share, at a purchase price of $0.62 per ordinary share (retrospectively adjusted as 403,226 shares for effect of Share Consolidation. par value $0.002 per share and a purchase price of approximately $12.4 per ordinary share), in a registered direct offering (the “Offering”). The Offering closed on September 30, 2025. The net proceeds to the Company were approximately $4.5 million after deducting placement agent fees and offering expenses, which has been fully received on October 2, 2025.

On January 30, 2026, the shareholders of the Company approved the share consolidation whereby every 20 issued and unissued ordinary shares of a par value of $0.0001 each in the share capital of the Company be consolidated into 1 ordinary share of a par value of $0.002 each (the “Share Consolidation”); and a Dual-Class Share Structure comprising Class A and Class B ordinary shares, both effective on February 23, 2026.

Share Consolidation

Every 20 issued and unissued ordinary shares of a par value of $0.0001 each in the share capital of the Company be consolidated into 1 ordinary share of a par value of $0.002 each, with such consolidated ordinary shares having the same rights and being subject to the same restrictions (save as to par value) as the existing ordinary shares. The shares and per share information are retrospectively adjusted to reflect the Share Consolidation for all periods presented.

Dual-Class Share Structure

Upon and immediately following the effectiveness of the Share Consolidation, the authorized share capital of the Company was changed from $50,000 divided into 25,000,000 ordinary shares of a nominal or par value of $0.002 each to $50,000 divided into 25,000,000 comprising 20,000,000 Class A ordinary shares of par value of $0.002 each and 5,000,000 Class B ordinary shares of par value of $0.002 each. Holders of Class A ordinary shares and Class B ordinary Shares shall at all times vote together as one class on all resolutions. Each Class A ordinary share shall entitle the holder to 1 vote on all matters subject to vote at general meetings of the Company and each Class B ordinary share shall entitle the holder to 25 votes. Each Class B ordinary share is convertible into 1 Class A ordinary share at any time at the option of the holder thereof. In no event shall Class A ordinary shares be convertible into Class B ordinary shares.

Upon and immediately following the effectiveness of the Dual-Class Share Structure, the shares of the Company were redesignated with immediate effect as follows:

(i)	the 3,500,000 issued ordinary shares of par value of $0.002 each in the capital of the Company registered in the name of PLOUTOS GROUP LIMITED be redesignated as 3,500,000 issued Class B ordinary shares of US$0.002 each;

(ii)	the remaining 1,251,901 issued ordinary shares of par value of US$0.002 each in the capital of the Company registered in the names of various shareholders be redesignated as 1,251,901 issued Class A ordinary shares of US$0.002 each;

(iii)	the 18,748,127 authorized but unissued ordinary shares of par value of $0.002 each in the capital of the Company be redesignated as 18,748,127 authorized but unissued Class A ordinary shares; and

(iv)	the 1,500,000 authorized but unissued ordinary shares of par value of $0.002 each in the capital of the Company be redesignated as 1,500,000 authorized but unissued Class B ordinary shares.